INCOME TAXES	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Tax Status [Line Items]
INCOME TAXES	INCOME TAXES
    The IRS determined in a letter dated January 6, 2017 that the Plan and related trust were designed in accordance with applicable sections of the Internal Revenue Code (IRC). While the Plan has been amended since receiving the determination letter, the Plan Administrator and the Plan Sponsor believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC (including the IRS EPCRS rules).